Employees' Retirement Benefits (Reconciliations and Changes in Lump-sum Severance and Contract-Type Corporate Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 217,950	¥ 206,055
Service cost	9,438	8,562	¥ 10,435
Interest cost	2,113	2,821	3,171
Actuarial (gain) loss	11,536	9,408
Transfer of liability from contract-type corporate pension plans of the NTT group	(2,828)	195
Benefit payments	(11,276)	(9,091)
Projected benefit obligation, end of year	226,933	217,950	206,055
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	98,981	98,840
Actual return on plan assets	1,685	2,529
Employer contributions	1,199	1,248
Transfer of plan assets from contract-type corporate pension plans of the NTT group	(859)	36
Benefit payments	(3,697)	(3,672)
Fair value of plan assets, end of year	97,309	98,981	¥ 98,840
Funded status, end of year	¥ (129,624)	¥ (118,969)